Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001837014
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	SmartRent, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39991
Entity Tax Identification Number	85-4218526
Entity Address, Address Line One	6811 E. Mayo Blvd.
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85054
City Area Code	(844)
Local Phone Number	479-1555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SMRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false